Stock Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of Shares, Outstanding	4,834,560	5,360,560	3,307,760
Number of Shares, Granted	1,000,000	368,000	2,236,000
Number of Shares, Exercised	0	0	0
Number of Shares, Cancelled	(2,088,000)	(894,000)	(183,200)
Number of Shares, Outstanding	3,746,560	4,834,560	5,360,560	3,307,760
Number of Shares, Exercisable	970,640
Weighted-Average Exercise Price Per Share, Outstanding	$ 4.30	$ 4.09	$ 3.59
Weighted-Average Exercise Price Per Share, Granted	8.00	7.00	4.89
Weighted-Average Exercise Price Per Share, Exercised	0	0	0
Weighted-Average Exercise Price Per Share, Cancelled	4.39	4.60	4.31
Weighted-Average Exercise Price Per Share, Outstanding	5.69	$ 4.30	$ 4.09	$ 3.59
Weighted-Average Exercise Price Per Share, Exercisable	$ 5.19
Weighted-Average Remaining Contractual Term (in years)	7 years 1 month 6 days	6 years	6 years 9 months 18 days	6 years 1 month 6 days
Aggregate Intrinsic Value of In-the-Money Options, Outstanding	$ 27,735	$ 15,156	$ 4,773	$ 3,496
Aggregate Intrinsic Value of In-the-Money Options, Exercisable	$ 8,429